Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
HK statutory income tax rate	16.50%	16.50%	16.50%
PRC statutory income tax rate difference	(1.50%)	(1.50%)	(1.50%)
Effect of additional deduction on R&D expense and salary for disabled workers	0.87%	(127.75%)	(7.69%)
Effect of expenses not deductible for tax purposes	(0.05%)	1.10%	0.40%
Effect of change of tax rate for temporary difference
Valuation allowance recognized with respect to the loss in subsidiaries	(15.82%)	19.83%	(0.03%)
Others			0.49%
Total		(91.82%)	8.17%